Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax liabilities:
Deferred tax liabilities	$ 70,585	$ 60,114	$ 48,156
Deferred tax assets:
Less: valuation allowance
Deferred tax assets, net	93,294	227,152	236,130
Domestic Tax Jurisdiction [Member]
Deferred tax liabilities:
Beginning of the period/year	48,132	40,173	21,058
Recognized during the period/year	7,985	7,959	19,115
End of the period/year	56,117	48,132	40,173
Deferred tax assets:
Beginning of the period/year	186,759	195,391	68,914
Recognized during the period/year			217,364
Utilized during the period/year	(106,389)	(8,632)	(90,887)
End of the period/year	80,370	186,759	195,391
State and Local Jurisdiction [Member]
Deferred tax liabilities:
Beginning of the period/year	11,982	7,983	194
Recognized during the period/year	2,486	3,999	8,177
End of the period/year	14,468	11,982	7,983
Deferred tax assets:
Beginning of the period/year	40,393	40,739	4,659
Recognized during the period/year			56,711
Utilized during the period/year	(27,469)	(346)	(20,631)
End of the period/year	$ 12,924	$ 40,393	$ 40,739